Income taxes - Tax loss carryforwards (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 MXN ($)
Income taxes
Tax loss carryforwards	$ 637,094
Tax loss carryforwards utilized	186,922
Other subsidiary losses
Income taxes
Tax loss carryforwards	$ 84,150
Duration of tax losses	10 years
2002
Income taxes
Tax loss carryforwards	$ 89,065
2003
Income taxes
Tax loss carryforwards	180,377
2004
Income taxes
Tax loss carryforwards	153,475
2005
Income taxes
Tax loss carryforwards	1,656
2007
Income taxes
Tax loss carryforwards	47,692
2008
Income taxes
Tax loss carryforwards	33,095
2011
Income taxes
Tax loss carryforwards	8,039
2012
Income taxes
Tax loss carryforwards	32,103
2018
Income taxes
Tax loss carryforwards	6,215
2019
Income taxes
Tax loss carryforwards	24,591
2020
Income taxes
Tax loss carryforwards	26,131
2021
Income taxes
Tax loss carryforwards	23,496
2022
Income taxes
Tax loss carryforwards	$ 11,159